RULE 497 DOCUMENT

On behalf of Guggenheim Total Return Bond Fund, Guggenheim Diversified Income Fund, Guggenheim Alpha Opportunity Fund, Guggenheim High Yield Fund, Guggenheim Investment Grade Bond Fund, Guggenheim Macro Opportunities Fund, Guggenheim Small Cap Value Fund, Guggenheim Market Neutral Real Estate Fund, and Guggenheim Limited Duration Fund (the “Funds”), each a series of Guggenheim Funds Trust, and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing information in interactive data format. The interactive data files included as exhibits to this filing relate to the form of prospectus filed with the Securities and Exchange Commission on behalf of the Funds pursuant to Rule 497(c) on February 5, 2018 (Accession No. 0001628280-18-001001), which is incorporated by reference into this Rule 497 Document.

EXHIBIT LIST
Exhibit Number              Exhibit:

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Label Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase